SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

8.SUBSEQUENT EVENTS

Effective as of January 31, 2015, ML Winton FuturesAccess Ltd (the “Offshore Fund” or “WNTN FuturesAccess Ltd”) will be investing all of its assets into the Fund (the “Onshore Fund”) (the “Restructuring”). In connection with the Restructuring, the Fund will offer a new Class of Units, designated as Class DI, to the Offshore Fund. The Class DI Units will be offered only to the Offshore Fund.  Class DI Units will be subject to the same terms applicable to Class DS Units, including that the Class DI Units will also not be subject to any upfront sales commissions, Sponsor fees or fee sharing with the Sponsor.

Management has evaluated the impact of subsequent events on the Fund and has determined that there were no other subsequent events that require adjustments to, or disclosure in, the financial statements.